UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07418

Name of Fund:	Legg Mason Global Trust, Inc.
Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202
Registrant’s telephone number, including area code: (410) 539-0000
Date of fiscal year end: 12/31/2008
Date of reporting period: 3/31/2008

Item 1 — Schedule of Investments
Emerging Markets Trust
March 31, 2008 (Unaudited)

	Shares/Par	Value

Common Stocks and Equity Interests — 90.6%

Argentina — 0.3%
Telecom Argentina SA — ADR	69,500	$1,472,010	A

Bahrain — 0.7%
Gulf Finance House E.C. — GDR	94,600	3,784,000	B,C

Brazil — 13.2%
Agra Empreendimentos Imobiliarios SA	101,200	459,002	A
Banco do Brasil SA	252,300	3,330,660
Banco Itau Holding Financeira SA -ADR	140,900	3,206,884
Banco Panamericano SA	191,000	845,567
Bolsa de Mercadorias e Futuros — BM&F	31,400	286,987
Brascan Residential Properties SA	122,000	602,822
Camargo Correa Desenvolvimento Imobiliario SA	93,300	378,402
Companhia de Saneamento Basico Do Estado de Sao Paulo — ADR	16,900	749,177
Companhia Siderurgica Nacional SA (CSN) — ADR	99,500	3,581,005
Companhia Vale do Rio Doce (CVRD) — ADR	638,500	18,612,275
Datasul SA	157,000	1,569,462
Gerdau SA -ADR	79,200	2,421,144
GVT Holding SA	12,500	236,348	A
Localiza Rent a Car SA	141,900	1,354,478
Metalfrio Solutions SA	247,900	3,115,389	A,C
Petroleo Brasileiro SA — ADR	238,400	20,190,096
SLC Agricola SA	57,200	849,537	A
Sul America SA	55,500	805,267	A
Suzano Papel e Celulose SA	172,900	2,616,315
Tegma Gestao Logistica SA	13,000	129,584
Unibanco — Uniao de Bancos Brasileiros SA — GDR	42,800	4,992,192
Usinas Siderurgicas de Minas Gerais SA	16,050	942,591
Weg SA	60,900	681,846

		71,957,030

China — 10.4%
Angang New Steel Co. Ltd.	2,493,680	5,671,423
Chaoda Modern Agriculture Ltd.	3,195,150	3,625,184
China Coal Energy Co.	327,700	570,971
China Construction Bank Corp.	2,549,100	1,889,908
China Life Insurance Co. Ltd.	758,000	2,605,380
China Merchants Bank Co. Ltd.	349,000	1,210,786
China Mobile Ltd.	996,500	14,827,364
China Oilfield Services Ltd.	248,000	405,337
China Overseas Land and Investment Ltd.	2,534,000	4,623,523
China Petroleum and Chemical Corp. (Sinopec)	606,000	517,812
China Railway Group Ltd.	87,200	83,698	A
China Shipping Development Co. Ltd.	846,000	2,657,831
China Southern Airlines Co. Ltd.	2,710,000	2,141,522	A
China Yurun Food Group Ltd.	418,000	526,894
Far East Pharmaceutical Technology Co. Ltd.	4,304,000	1	A,C
Guangzhou Shipyard International Co. Ltd.	216,000	657,779	A
Industrial and Commercial Bank of China — Class H	9,793,800	6,820,694
New World Department Store China	178,200	210,656	A

	Shares/Par	Value

Common Stocks and Equity Interests — Continued

China — Continued
PetroChina Co. Ltd.	820,000	$1,020,976
Shanghai Zhenhua Port Machinery Co. Ltd.	2,590,700	3,569,985
Sinofert Holdings Ltd.	520,000	460,749
Yanzhou Coal Mining Co. Ltd.	1,594,000	2,236,604

		56,335,077

Colombia — 0.3%
Bancolombia SA — ADR	44,500	1,577,970

Egypt — 1.0%
Egyptian Financial Group-Hermes Holding	269,200	2,767,968
Egyptian Kuwaiti Holding Co.	623,100	2,741,640

		5,509,608

Hong Kong — 0.9%
China Agri-Industries Holdings Ltd.	2,382,000	1,444,647	A
China Everbright Ltd.	1,320,000	2,578,075	A
Lenovo Group Ltd.	1,600,000	1,027,941

		5,050,663

India — 6.3%
Aban Offshore Ltd.	43,152	3,270,818
Areva T&D India Ltd.	2,600	99,930
Bank of India	195,000	1,226,770
Crompton Greaves Ltd.	786,900	5,413,370
Gail India Ltd.	209,563	2,230,133
Jindal Steel and Power Ltd.	23,870	1,218,488
Jyoti Structures Ltd.	293,942	1,157,598
Kalpataru Power Transmission Ltd.	35,000	952,642
Punj Lloyd Ltd.	124,000	955,035
Reliance Industries Ltd.	149,307	8,383,447	A
Rural Electrification Corp. Ltd.	12,739	33,578	A
Sintex Industries Ltd.	411,900	3,617,985
State Bank of India Ltd. — GDR	13,560	1,200,060
Steel Authority of India Ltd.	972,700	4,436,792

		34,196,646

Indonesia — 1.4%
PT Astra International Tbk	675,000	1,778,246
PT Bank Rakyat Indonesia	3,000,000	2,053,232
PT Indosat Tbk	2,508,600	1,934,933
PT United Tractors Tbk	1,500,000	2,045,084

		7,811,495

Israel — 0.3%
Teva Pharmaceutical Industries Ltd. — ADR	37,100	1,713,649

Kazakhstan — 0.6%
Kazakhstan Kagazy PLC — GDR	324,000	1,296,000	A,B
KazMunaiGas Exploration Production — GDR	90,000	2,254,500

		3,550,500

Luxembourg — 0.4%
Tenaris SA — ADR	38,900	1,939,165

	Shares/Par	Value

Common Stocks and Equity Interests — Continued

Malaysia — 1.9%
Bumiputra-Commerce Holdings Berhad	545,000	$1,695,404
Digi.com Berhad	601,700	4,590,114
Public Bank Berhad	835,000	2,741,129
Sime Darby Berhad	500,000	1,461,623	A

		10,488,270

Mexico — 7.4%
Alsea SA de CV	1,408,500	1,700,815
America Movil SA de CV	2,231,093	7,107,462
America Movil SA de CV — ADR	127,900	8,145,951
Controladora Comercial Mexicana SA de CV	375,300	1,058,028
Desarrolladora Homex SA de CV	366,300	3,562,660	A
Desarrolladora Homex SA de CV — ADR	12,000	696,600	A
Fomento Economico Mexicano SA de CV — ADR	35,300	1,474,834
Grupo Financiero Banorte SA de CV — Class O	550,600	2,385,252
Grupo Mexico SAB de CV	752,000	4,992,604
Grupo Simec SA de CV	98,000	1,090,740	A
Grupo Televisa SA — ADR	49,800	1,207,152
Mexichem SA de CV	270,700	1,395,282
Telefonos de Mexico SA de CV (Telmex) — ADR	138,900	5,222,640

		40,040,020

Oman — 0.3%
Bank Muscat SAOG — GDR	73,797	1,540,881	B

Pakistan — 0.4%
Fauji Fertilizer Co. Ltd.	944,059	2,115,644

Philippines — 1.0%
Ayala Corp.	136,800	1,293,656
Bank of the Philippine Islands	839,900	1,065,710
Globe Telecom Inc.	11,800	425,161
Philippine Long Distance Telephone Co.	40,000	2,695,715

		5,480,242

Russia — 12.4%
Chelyabinsk Zink Factory — GDR	169,800	1,731,960	A,B
Evraz Group SA — GDR	47,000	4,056,100
Gazprom	349,200	4,427,856
Gazprom — ADR	413,400	21,083,400
LUKOIL — ADR	39,400	3,368,700
Magnitogorsk Iron and Steel Works — GDR	220,000	3,498,000
MMC Norilsk Nickel	24,200	6,860,700
Mobile Telesystems OJSC — ADR	46,500	3,527,025
NovaTek OAO — GDR	37,700	3,042,390	B
Novolipetsk Steel	100,000	4,295,000
PIK Group — GDR	150,000	3,780,000	A
Sberbank	407,700	1,276,101
Sistema JSFC — GDR	53,500	1,717,350
Vimpel-Communications — ADR	83,100	2,483,859
Vsmpo-Avisma Corp.	8,900	2,021,546

		67,169,987

South Africa — 7.2%
African Bank Investments Ltd.	715,200	2,349,471

	Shares/Par	Value

Common Stocks and Equity Interests — Continued

South Africa — Continued
ArcelorMittal South Africa Ltd.	124,400	$3,020,869
Aveng Ltd.	536,706	3,837,158
Exxaro Resources Ltd.	131,000	1,781,923
Impala Platinum Holdings Ltd.	131,800	5,085,165
Kumba Iron Ore Ltd.	114,800	4,379,735
Massmart Holdings Ltd.	153,500	1,263,951
MTN Group Ltd.	341,266	5,174,202
Murray and Roberts Holdings Ltd.	405,170	4,769,644
Sasol Ltd.	112,300	5,378,910
Standard Bank Group Ltd.	176,358	1,917,384

		38,958,412

South Korea — 10.9%
Dongbu Insurance Co. Ltd.	30,300	1,162,619	A
Doosan Heavy Industries and Construction Co. Ltd.	30,000	4,013,732
GS Engineering and Construction Corp.	10,680	1,563,690
Hyundai Motor Co.	20,000	1,593,376
Kookmin Bank — ADR	50,800	2,847,340
KT Corp.	60,000	2,844,449
KT&G Corp.	66,760	5,231,056
LG Corp.	60,000	4,525,673
LG Electronics Inc.	44,412	5,695,283
LG.Philips LCD Co. Ltd.	90,000	4,039,481
LIG Non-Life Insurance Co. Ltd.	185,000	3,642,652	A
NHN Corp.	10,900	2,543,535	A
POSCO	5,000	2,403,191
Samsung Electronics Co. Ltd.	21,615	13,597,359
Shinhan Financial Group Co. Ltd.	50,000	2,640,481
Taeyoung Engineering and Construction	124,000	1,014,187

		59,358,104

Taiwan — 7.9%
Asia Cement Corp.	1,708,000	3,052,861
Asustek Computer Inc.	161,000	471,667
AU Optronics Corp.	1,005,816	1,744,812
China Life Insurance Co. Ltd	3,305,000	2,589,213	A
China Steel Corp.	3,369,900	5,324,485
Chunghwa Telecom Co. Ltd. — ADR	4,144	107,827
First Financial Holding Co. Ltd.	1,560,000	1,635,511
First Steamship Co. Ltd.	290,000	735,990	A
Formosa Chemicals and Fibre Corp.	422,000	1,094,607
Formosa Plastics Corp.	391,000	1,182,801
GeoVision Inc.	245,000	1,721,803
High Tech Computer Corp.	58,000	1,303,971
Hon Hai Precision Industry Co. Ltd.	443,160	2,538,219
Huaku Construction Corp.	495,000	1,979,707
Innolux Display Corp.	145,115	381,662
Sheng Yu Steel Co., Ltd.	327,000	336,908
Siliconware Precision Industries Co. — ADR	185,216	1,555,814
Taiwan Cement Corp.	1,204,000	2,334,324
Taiwan Mobile Co. Ltd.	2,902,609	5,589,382
Taiwan Semiconductor Manufacturing Co. Ltd.	1,249,374	2,595,023
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	32	330
Tung Ho Steel Enterprise Corp.	520,500	976,596

	Shares/Par		Value

Common Stocks and Equity Interests — Continued

Taiwan — Continued
U-Ming Marine Transport Corp.	646,000		$1,949,940
Wistron Corp.	1,070,703		1,705,822

			42,909,275

Thailand — 1.9%
Banpu Public Company Limited	160,000		2,114,023
Kasikornbank Public Company Limited — NVDR	1,300,000		3,716,055
Thai Oil Public Company Limited	1,080,000		2,401,144
Total Access Communication Public Company Limited	1,500,000		2,179,609	A

			10,410,831

Turkey — 2.8%
Akbank TAS	600,000		2,527,076
Aksigorta AS	470,000		1,717,960	A
Asya Katilim Bankasi AS	437,000		2,744,397	A
Dogus GE Gayrimenkul Yatirim Ortakligi AS	450,000		355,370	A
Enka Insaat ve Sanayi AS	2,200		27,136
Eregli Demir ve Celik Fabrikalari TAS	381,700		2,684,187
Turk Hava Yollari Anonim Ortakligi	375,500		1,765,099	A
Yapi Kredi Sigorta AS	7,001		63,186
Yapi ve Kredi Bankasi AS	1,672,200		3,244,792	A

			15,129,203

United Arab Emirates — 0.7%
Emaar Properties PJSC	892,800		2,661,990
Shuaa Capital PSC	701,177		1,384,216

			4,046,206

Total Common Stocks and Equity Interests (Cost — $401,156,180)			492,544,888

Preferred Stocks — 2.0%
Brazil — 2.0%
Banco Itau Holding Financeira SA	44,600		1,019,334
Brasil Telecom SA	191,500		2,111,247
Companhia de Transmissao de Energia Eletrica Paulista	23,600		550,703
Eletropaulo Metropolitana SA	7,000,000		551,811
Itausa — Investimentos Itau SA	528,640		3,110,357
Usinas Siderurgicas de Minas Gerais SA	63,000		3,541,186

Total Preferred Stocks (Cost — $8,500,707)			10,884,638

Warrants — 1.8%
China — 1.0%

Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd.	190,305	wts	1,162,003	A,B
Qinghai Salt Lake Industrial Group Co.	348,340		4,350,418	A

			5,512,421

Netherlands Antilles — 0.8%
Global Investment House KSCC	1,243,330		4,423,768	A

Total Warrants (Cost — $5,620,919)			9,936,189

		Maturity
	Rate	Date	Shares/Par	Value

Corporate Bonds and Notes — 0.4%
HSBC Bank PLC	0.000%	10/27/08	$775,900	$2,165,537	D

Total Corporate Bonds and Notes (Cost — $1,945,435)				2,165,537

	Shares/Par	Value

Repurchase Agreements — 3.7%
Goldman, Sachs & Company
2.60%, dated 3/31/08, to be repurchased at $10,045,126 on 4/1/08 (Collateral: $10,311,840 Fannie Mae mortgage-backed security, 5.00%, due 10/1/35, value $10,277,467)	10,044,401	10,044,401
JPMorgan Chase and Co.
2.30%, dated 3/31/08, to be repurchased at $10,045,043 on 4/1/08 (Collateral: $1,080,000 Fannie Mae note, 5.375%, due 8/15/09, value $1,133,149 and $7,775,000 Tennessee Valley Authority bond, 5.88%, due 4/1/36, value $9,111,719)	10,044,401	10,044,401

Total Repurchase Agreements (Cost — $20,088,802)		20,088,802

Total Investments — 98.5% (Cost — $437,312,043)E		535,620,054

Other Assets Less Liabilities — 1.5%		7,903,467

Net Assets — 100.0%		$543,523,521

Net Asset Value Per Share:

Primary Class		$25.03

Financial Intermediary Class		$25.37

Institutional Class		$25.37

A	Non-income producing.

B	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 2.31% of net assets.

C	Illiquid security valued at fair value under the procedures approved by the Board of Directors.

D	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

E	Aggregate cost for federal income tax purposes is substantially the same as book cost. At March 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation			$120,558,139
Gross unrealized depreciation			(22,250,128)

Net unrealized appreciation			$98,308,011

ADR	—	American Depository Receipt

GDR	—	Global Depository Receipt

NVDR	—	Non-Voting Depository Receipt

International Equity Trust
March 31, 2008 (Unaudited)

	Shares/Par	Value

Common Stocks and Equity Interests — 98.7%

Australia — 3.1%
Babcock and Brown Ltd.	254,346	$3,421,431
BHP Billiton Ltd.	188,250	6,160,478
Caltex Australia Ltd.	109,750	1,304,839
Coca-Cola Amatil Ltd.	368,450	2,862,020
Computershare Ltd.	407,250	3,256,449
Goodman Fielder Ltd.	1,064,547	1,751,106
Macquarie Group Ltd.	23,250	1,122,268
Qantas Airways Ltd.	162,300	582,889
QBE Insurance Group Ltd.	114,200	2,317,874
Telstra Corp. Ltd.	796,100	3,201,072
WorleyParsons Ltd.	119,022	3,640,475

		29,620,901

Austria — 1.8%
Erste Bank der Oesterreichischen Sparkassen AG	85,600	5,549,645
OMV AG	55,500	3,669,193
Vienna Insurance Group	32,600	2,498,654
voestalpine AG	76,300	5,302,193

		17,019,685

Belgium — 0.5%
KBC Groep NV	40,300	5,228,030

Brazil — 0.5%
Banco do Brasil SA	141,000	1,861,368
Unibanco — Uniao de Bancos Brasileiros SA — GDR	22,800	2,659,392

		4,520,760

Canada — 3.8%
Addax Petroleum Corp.	116,000	4,600,486
Fairfax Financial Holdings Ltd.	8,700	2,530,832
Inmet Mining Corp.	41,900	3,058,394
Oilexco Inc.	247,700	3,237,578	A
Petro-Canada	53,600	2,332,839
Power Corp. of Canada	115,500	3,821,898
Rogers Communications Inc.	86,800	3,118,887
Shaw Communications Inc.	181,100	3,310,032
The Toronto-Dominion Bank	113,700	6,983,559
WestJet Airlines Ltd.	158,600	2,867,920	A
Yellow Pages Income Fund	57,400	586,011	B

		36,448,436

China — 1.1%
China Overseas Land and Investment Ltd.	2,588,695	4,723,319
Guangzhou R&F Properties Co. Ltd.	1,253,200	3,293,000
Pacific Basin Shipping Ltd.	1,799,000	2,958,825

		10,975,144

Denmark — 1.2%
Carlsberg A/S — Class B	38,250	4,893,045

	Shares/Par	Value

Common Stocks and Equity Interests — Continued

Denmark — Continued
FLSmidth & Co. A/S	49,750	$4,925,899
Trygvesta A/S	23,250	2,043,534	A

		11,862,478

Finland — 2.3%
Nokia Oyj	404,554	12,804,202
Nokian Renkaat OYJ	89,350	3,810,102
Sampo Oyj	99,300	2,689,625
Wartsila Corp.	35,600	2,403,612

		21,707,541

France — 7.7%
BNP Paribas	45,700	4,611,343
Cap Gemini SA	67,500	3,845,282
France Telecom SA	339,200	11,410,738
Lagardere SCA	63,700	4,764,633
Neuf Cegetel	117,200	6,528,469
Peugeot SA	78,100	6,057,582
SCOR SE	145,300	3,469,730
Suez SA	88,900	5,836,602
Thales SA	99,900	6,470,436
Total SA	96,900	7,198,954
Veolia Environnement	100,300	6,995,331
Vivendi	178,900	6,993,005

		74,182,105

Germany — 10.1%
BASF AG	59,500	8,016,692
Bayer AG	128,900	10,333,628
DaimlerChrysler AG	67,100	5,738,512
Deutsche Telekom AG	371,300	6,186,652
E.ON AG	69,700	12,908,060
Fresenius Medical Care AG and Co.	82,350	4,142,393
Kloeckner and Co. AG	69,600	3,562,596
MTU Aero Engines Holding AG	67,650	2,858,051
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe)	22,550	4,411,904
RWE AG	65,801	8,091,428
Salzgitter AG	19,700	3,428,362
Siemens AG	120,000	13,010,683
Stada Arzneimittel AG	38,700	2,812,170
Volkswagen AG	41,600	12,065,322

		97,566,453

Greece — 1.9%
Alpha Bank A.E.	177,439	5,885,003
Coca Cola Hellenic Bottling Co. SA	112,674	5,249,573
EFG Eurobank Ergasias SA	132,380	4,022,590
Piraeus Bank SA	102,010	3,138,412

		18,295,578

Hong Kong — 0.9%
Esprit Holdings Ltd.	166,500	1,999,271
Kerry Properties Ltd.	473,500	2,859,538

	Shares/Par	Value

Common Stocks and Equity Interests — Continued

Hong Kong — Continued
Li and Fung Ltd.	971,000	$3,580,793

		8,439,602

Italy — 4.3%
Assicurazioni Generali SpA	60,500	2,721,283
Enel SpA	795,200	8,439,640
ENI SpA	193,254	6,592,658
Fiat SpA	193,800	4,484,042
Finmeccanica SpA	139,100	4,732,070
Prysmian SpA	170,908	3,649,366	A
Saipem SpA	103,500	4,191,183
UniCredito Italiano SpA	948,600	6,352,246

		41,162,488

Japan — 17.2%
Aisin Seiki Co. Ltd.	124,700	4,649,301
Alfresa Holdings Corp.	29,200	2,291,516
Asahi Glass Co. Ltd.	430,000	4,736,357
Credit Saison Co. Ltd.	79,600	2,217,870
Dainippon Ink and Chemicals Corp.	1,077,000	3,346,229
Exedy Corp.	20,700	589,206
Fukuoka Financial Group Inc.	1,525,000	7,932,598
Hino Motors Ltd.	703,000	4,636,171
Honda Motor Co. Ltd.	145,600	4,151,661
Itochu Corp.	584,000	5,759,519
KDDI Corp.	659	4,022,360
Kuraray Co. Ltd.	320,500	3,816,126
Makita Corp.	88,700	2,782,571
Mitsubishi Corp.	253,000	7,632,473
Mitsubishi Tanabe Pharma Corp.	417,000	4,852,288
Mitsubishi UFJ Financial Group Inc.	906,700	7,815,204
Mitsui and Co. Ltd.	515,800	10,442,656
Nidec Corp.	57,200	3,514,267
Nintendo Co. Ltd.	7,300	3,760,661
Nippon Telegraph and Telephone Corp.	62	267,201
Nippon Yusen Kabushiki Kaisha	402,000	3,771,205
Nipponkoa Insurance Co. Ltd.	473,000	3,602,907
Nitto Denko Corp.	172,200	7,265,968
NTT DoCoMo Inc.	2,114	3,199,339
Osaka Gas Co. Ltd.	1,261,000	5,030,098
Promise Co. Ltd.	155,800	4,473,736
Sankyo Co. Ltd.	52,200	3,097,209
Showa Denko K.K.	1,167,000	3,929,962
Sony Corp.	75,600	3,008,088
Sumitomo Corp.	500	6,580
Takeda Pharmaceutical Co. Ltd.	39,500	1,975,495
Takefuji Corp.	143,470	3,034,044
The Gunma Bank Ltd.	220,000	1,572,137
TonenGeneral Sekiyu KK	151,000	1,290,935
Toppan Printing Co. Ltd.	225,000	2,606,865
Toyoda Gosei Co. Ltd.	36,400	1,368,078
Toyota Boshoku Corp.	127,800	3,823,433
Toyota Motor Corp.	278,875	13,891,343
Urban Corp.	324,600	1,379,408

	Shares/Par	Value

Common Stocks and Equity Interests — Continued

Japan — Continued
Yamada Denki Co. Ltd.	42,930	$3,700,306
Yaskawa Electric Corp.	522,000	4,954,488

		166,197,859

Luxembourg — 1.2%
ArcelorMittal	144,567	11,847,621

Netherlands — 2.8%
Corio NV	34,093	2,988,385
Heineken N.V.	62,300	3,619,896
Koninklijke (Royal) KPN N.V.	455,200	7,692,444
Koninklijke Ahold N.V.	581,500	8,632,883	A
Koninklijke Boskalis Westminster NV	71,500	4,119,449

		27,053,057

New Zealand — 0.3%
Fletcher Building Ltd.	438,700	2,900,570

Norway — 1.8%
Aker Kvaerner ASA	138,000	3,145,608	A
DNB NOR ASA	475,400	7,221,148
Petroleum Geo-Services ASA	84,300	2,087,208	A
Telenor ASA	273,600	5,241,894	A

		17,695,858

Portugal — 1.0%
Banco Espirito Santo SA	198,910	3,458,774
EDP — Energias de Portugal SA	1,093,500	6,631,753

		10,090,527

Russia — 0.2%
Gazprom — ADR	44,500	2,269,500

Singapore — 0.5%
China Flexible Packaging Holdings Ltd.	1,560,000	412,938
Keppel Corp. Ltd.	576,000	4,135,470

		4,548,408

South Africa — 0.3%
Aveng Ltd.	424,556	3,035,346

South Korea — 2.5%
Daelim Industrial Co. Ltd.	17,813	2,275,301
Doosan Infracore Co. Ltd.	58,740	1,954,342
GS Engineering and Construction Corp.	42,370	6,203,514
GS Holdings Corp.	99,260	3,863,758
KT&G Corp.	69,540	5,448,886
LG Electronics Inc.	37,500	4,808,906

		24,554,707

Spain — 4.3%
Banco Santander Central Hispano SA	658,600	13,126,816
Indra Sistemas SA	249,900	7,198,954
Mapfre SA	482,500	2,423,275
Red Electrica de Espana	86,400	5,291,756

	Shares/Par	Value

Common Stocks and Equity Interests — Continued

Spain — Continued
Telefonica SA	458,825	$13,188,541

		41,229,342

Sweden — 0.3%
SSAB Svenskt Stal AB	105,000	2,952,070

Switzerland — 5.2%
ABB Ltd.	165,700	4,448,031
Baloise Holding AG	42,100	4,183,930
Holcim Ltd.	45,272	4,754,437
Nestle SA	33,229	16,603,626
OC Oerlikon Corp. AG	8,125	2,859,274	A
Roche Holding AG	71,350	13,427,292
Swiss Life Holding	14,850	4,126,869	A

		50,403,459

United Kingdom — 21.9%
Amec PLC	242,500	3,482,045
Anglo American PLC	150,621	9,051,603
AstraZeneca PLC	169,600	6,341,483
BG Group PLC	522,776	12,107,949
BHP Billiton PLC	179,200	5,316,959
BP PLC	1,108,200	11,260,876
British American Tobacco PLC	278,700	10,459,540
Cable & Wireless	1,702,900	5,032,316
Centrica PLC	707,700	4,189,032
Compass Group PLC	805,400	5,150,965
Cookson Group PLC	276,773	3,647,337
Friends Provident PLC	1,306,700	3,205,372
GKN PLC	636,500	3,843,378
GlaxoSmithKline PLC	237,074	5,015,627
Hays PLC	1,165,400	2,642,502
Henderson Group PLC	492,640	1,033,937
HSBC Holdings PLC	884,475	14,569,604
Imperial Tobacco Group PLC	144,700	6,656,808
Informa PLC	277,900	1,727,682
John Wood Group PLC	596,968	4,804,254
Legal & General Group PLC	1,538,600	3,859,730
Lloyds TSB Group PLC	386,500	3,459,474
National Express Group PLC	95,953	1,913,854
Petrofac Ltd.	238,500	2,655,433
Reckitt Benckiser Group PLC	159,000	8,807,265
Rio Tinto PLC	124,800	12,961,325
Royal Bank of Scotland Group PLC	455,800	3,050,776
Royal Dutch Shell PLC	266,770	9,210,123
Royal Dutch Shell PLC — B shares	187,139	6,299,038
Smith and Nephew PLC	422,400	5,587,379
Southern Cross Healthcare Ltd.	233,381	1,736,924
Standard Chartered PLC	107,300	3,667,051
Tesco PLC	316,800	2,382,915
Tui Travel PLC	324,500	1,659,959
Vodafone Group PLC	6,247,645	18,710,684
WS Atkins PLC	149,200	3,112,115

	Shares/Par		Value

Common Stocks and Equity Interests — Continued

United Kingdom — Continued
Xstrata PLC	48,300		$3,380,934

			211,994,248

Total Common Stocks and Equity Interests (Cost — $937,920,075)			953,801,773

Preferred Stocks — 0.2%

Germany — 0.2%
Fresenius AG	30,000		2,499,321

Total Preferred Stocks (Cost — $545,009)			2,499,321

Warrants — N.M.
China — N.M.

China Overseas Land and Investment Ltd.	215,724	wts	80,385	A

Total Warrants (Cost — $—)			80,385

Repurchase Agreements — 1.1%
Goldman, Sachs & Company
2.60%, dated 3/31/08, to be repurchased at $5,197,434 on 4/1/08 (Collateral: $5,335,706 Fannie Mae mortgage-backed security, 5.00%, due 10/1/35, value $5,317,921)	$5,197,059		5,197,059
JPMorgan Chase and Co.
2.30%, dated 3/31/08, to be repurchased at $5,197,391 on 4/1/08 (Collateral: $5,010,000 Federal Home Loan Bank bond, 5.00%, due 12/11/09, value $5,309,487)	5,197,059		5,197,059

Total Repurchase Agreements (Cost — $10,394,118)			10,394,118

Total Investments — 100.0% (Cost — $948,859,202)C			966,775,597
Other Assets Less Liabilities — N.M. —%			(302,027)

Net Assets — 100.0%			$966,473,570

Net Asset Value Per Share:

Primary Class			$17.29

Class R			$17.88

Financial Intermediary Class			$17.96

Institutional Class			$17.95

N.M.	Not Meaningful.

A	Non-income producing.

B	Unit — A security which consists of a bond and warrants to purchase the common stock of the issuer.

C	Aggregate cost for federal income tax purposes is substantially the same as book cost. At March 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation			$82,658,670
Gross unrealized depreciation			(64,742,275)

Net unrealized appreciation			$17,916,395

ADR	—	American Depository Receipt

GDR	—	Global Depository Receipt

Investment Valuation
     Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of [Directors/Trustees]. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
     The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:
Emerging Markets Trust

			Other
			Significant	Significant
			Observable	Unobservable
		Quoted Prices	Inputs	Inputs
	3/31/08	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$535,620,062	$496,378,961	$39,241,101	—
Other Financial Instruments*	2,251	—	2,251	—

Total	$535,622,313	$496,378,961	$39,243,352	—

*	Other financial instruments include options, futures, swaps and forward contracts.
International Equity Trust

Other
			Significant	Significant
			Observable	Unobservable
		Quoted Prices	Inputs	Inputs
	[3/31/08]	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$966,451,624	$956,057,506	$10,394,118	—
Other Financial Instruments*	—	—	—	—

Total	$966,451,624	$956,057,506	$10,394,118	—

*	Other financial instruments include options, futures, swaps and forward contracts.

Forward Currency Exchange Contracts
     As part of its investment program, each Fund may utilize forward currency exchange contracts. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation’s prospectus and statement of additional information.
     Forward foreign currency contracts are marked to market daily using foreign currency exchange rates supplied by an independent pricing service. The change in a contract’s market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
     The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s adviser will enter into forward foreign currency contracts only with parties approved by the Board of Directors because there is a risk of loss to the Funds if the counterparties do not complete the transaction.
     Other information regarding the Funs is available in the Funds’ most recent Report to Shareholders. The information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 — Controls and Procedures
(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.
Item 3 — Exhibits
Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Global Trust, Inc.

By: /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Global Trust, Inc.
Date: May 21, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Global Trust, Inc.
Date: May 21, 2008

By: /s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Global Trust, Inc.
Date: May 21, 2008